Changes in capital accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 21, 2013	Jul. 29, 2014
Stockholders Equity Note [Line Items]
Issuance of common stock, net of issuance costs	$ 96,001	$ 12,356	$ 53,901
Rights exercised	0	0
[AtmProgramMember]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	1,092,596	2,859,603
Issuance of common stock, net of issuance costs	4,652	12,356
[AtmProgramMember] | [MaximumMember]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds				40,000
[PrivateEquityPlacementMember]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares					36,653,386
Per share value of common stock issued					$ 2.51
Dividend restriction					$ 0.01
Issuance of common stock, net of issuance costs	91,349
[PrivateEquityPlacementMember] | [AffiliatedEntityMember]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds					40,000
[PrivateEquityPlacementMember] | [ManagementMember]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds					12,000
[PrivateEquityPlacementMember] | [InvestorMember]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds					$ 40,000